Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,459.8	1,032.79	808.74
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	5.5	6.19	4.84
Average rate	5.6	5.36	5.01
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.37	1.44	1.33
Average rate	1.4	1.37	1.35
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	7	7.3	7.1
Average rate	7.21	7.18	7.06
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3,749.18	4,415.4	3,818.47
Average rate	4,063.86	4,077.77	4,284.95
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.85	0.96	0.9
Average rate	0.89	0.92	0.93
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	17.97	20.27	16.89
Average rate	19.28	18.16	17.73
Peruvian sol [member
Disclosure Of Exchange Rates [line items]
Closing rate	3.37	3.77	3.71
Average rate	3.57	3.76	3.75
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.74	0.8	0.79
Average rate	0.76	0.78	0.8
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	16.55	18.88	18.41
Average rate	17.92	18.24	18.41
South Korean Won [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,444.93	1,474.05	1,296.53
Average rate	1,421.7	1,355.26	1,309.12